Net Income per Share - Summary of Options Excluded from Calculation of Diluted Net Income per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Weighted average number of options	12,304,351	12,697,691	7,269,775
Option plan years fully excluded	2008- 2015,2017	2007-2014	2008, 2009, 2011-2013